Principal Business Activities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Cash and cash equivalents	$ 3,696,000	$ 902,701
Accumulated deficit:	$ (20,523,835)	$ (9,993,284)	$ (910,661)